Financial Instruments - Risk Management Contracts Relating to Marketable Securities (Details) - Risk Management Contracts - Market Risk Management $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($) Quantity
Disclosure Of Risk Management Contracts Relating To Outstanding Marketable Securities [Line Items]
Quantity | Quantity	3,503
Proceeds	$ 99
Fair value	$ 78
Sold Put Options | February Eighteen Two Thousand and Twenty Two
Disclosure Of Risk Management Contracts Relating To Outstanding Marketable Securities [Line Items]
Quantity | Quantity	2,174
Expiry	Feb. 18, 2022
Proceeds	$ 34
Fair value	$ 27
Sold Put Options | March Eighteen Two Thousand and Twenty Two
Disclosure Of Risk Management Contracts Relating To Outstanding Marketable Securities [Line Items]
Quantity | Quantity	1,329
Expiry	Mar. 18, 2022
Proceeds	$ 65
Fair value	$ 51